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                                   OMNISOURCE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
     SUPPLEMENT DATED FEBRUARY 11, 2000 TO THE PROSPECTUS DATED MAY 3, 1999



Effective May 1, 2000, the following Investment Divisions are closed to new premiums and transfers of Investment Value:

- Alger American Small Capitalization Investment Division
- Alger American Growth Investment Division
- Fidelity Variable Insurance Products Fund Equity-Income Investment Division
- Fidelity Variable Insurance Products Fund High Income Investment Division
- Fidelity Variable Insurance Products Fund Overseas Investment Division
- Fidelity Variable Insurance Products Fund II Asset Manager Investment Division
- MSDW Universal Funds Equity Growth Investment Division
- MSDW Universal Funds Global Equity Investment Division
- MSDW Universal Funds Value Investment Division
- Neuberger Berman Advisers Management Trust Balanced Investment Division
- Neuberger Berman Advisers Management Trust Limited Maturity Bond Investment Division
- Neuberger Berman Advisers Management Trust Partners Investment Division